FINANCIAL INVESTORS TRUST

RiverFront Long-Term Growth Fund

RiverFront Moderate Growth Fund

RiverFront Long-Term Growth & Income Fund

RiverFront Moderate Growth & Income Fund

(the “Funds”)

Class A, Class C, Class I, Class L and Investor Class Shares

SUPPLEMENT DATED DECEMBER 16, 2011 TO THE SUMMARY

PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS, DATED AUGUST 31, 2011, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2012, the names of certain of the Funds will be changed as set forth in the table below.  Accordingly, all references to the following Funds in the summary prospectuses, prospectuses and statement of additional information are hereby deleted and replaced with the new names of such Funds:

Prior Name	New Name
RiverFront Long-Term Growth Fund	RiverFront Global Growth Fund
RiverFront Moderate Growth Fund	RiverFront Global Allocation Fund
RiverFront Long-Term Growth & Income Fund	RiverFront Dynamic Equity Income Fund

In addition, effective February 15, 2012, the following changes are being made with respect to the Funds:

All Funds – Summary Sections and/or Summary Prospectus

Fund	The language under “Investment Objective” in the Funds’ summary sections and/or summary prospectus is hereby deleted and replaced in its entirety with the following:
RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund)

The Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund)

The Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.  Total investment return means the combination of capital appreciation and investment income.

RiverFront Dynamic Equity Income Fund (formerly, the RiverFront Long-Term Growth & Income Fund)	The Fund seeks to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceeds the average yield on global stocks generally.
RiverFront Moderate Growth & Income Fund

The Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks in general and (2) to provide a growing stream of income over the years. The Fund’s secondary objective is to provide growth of capital.

* * *

RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund) – Summary Section and/or Summary Prospectus

With respect to the summary section and/or summary prospectus for the RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund), the section “Principal Investment Strategies of the Fund” is hereby deleted and replaced in its entirety with the following:

Principal Investment Strategies of the Fund

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of growth. The Fund’s portfolio is built around a long-term strategic allocation which allocates the Fund’s investments to large cap stocks, small and mid cap stocks, international securities (including emerging markets), and bonds. The Fund will normally be invested in 80% equity securities (including common stock and ETFs) and 20% fixed income securities (including corporate debt and ETFs). The fixed-income securities may be of any quality or duration. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

* * *

RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund) – Class A, Class C and Class I Shares – Summary Section and/or Summary Prospectus – Performance Information

With respect to the summary section and/or summary prospectus for the RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund), Class A, Class C and Class I shares, the “Average Annual Total Return” table is hereby deleted and replaced with the following table:

	One Year	Since Inception (October 28, 2008)
Class A Shares
Return Before Taxes	6.60%	17.76%
Return After Taxes on Distributions	6.19%	17.43%
Return After Taxes on Distributions and Sale of Fund Shares	4.58%	15.21%
Class C Shares
Return Before Taxes	10.86%	19.89%
Class I Shares
Return Before Taxes	12.92%	21.07%
MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)*	13.21%	24.39%
S&P 500 Index	15.06%	16.98%

*The MSCI ACWI is replacing the S&P 500 Index as the Fund’s primary index because it better reflects the Fund’s portfolio.  The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

* * *

RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund) – Investor Class and Class L Shares – Summary Section – Performance Information

With respect to the summary section for the RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund), Investor Class and Class L Shares the “Average Annual Total Return” table is hereby deleted and replaced with the following table:

	One Year	Since Inception (October 28, 2008)
Class L Shares
Return Before Taxes	12.87%	21.04%
Return After Taxes on Distributions	12.41%	20.69%
Return After Taxes on Distributions and Sale of Fund Shares	8.68%	18.07%
Investor Class
Return Before Taxes	12.58%	20.71%

MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)*	13.21%	24.39%
S&P 500 Index	15.06%	16.98%

*The MSCI ACWI is replacing the S&P 500 Index as the Fund’s primary index because it better reflects the Fund’s portfolio.  The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

* * *

All Funds – Class A, Class C and Class I Shares – Prospectus – Investment Objective and Principal Strategies

The section “What are the Funds’ Investment Objectives?” in the Funds’ prospectus is hereby deleted and replaced in its entirety with the following:

What are the Funds’ Investment Objectives?

• The RiverFront Global Growth Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

• The RiverFront Global Allocation Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

Total investment return means the combination of capital appreciation and investment income.

• The RiverFront Dynamic Equity Income Fund seeks to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceeds the average yield on global stocks generally.

• The RiverFront Moderate Growth & Income Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks in general and (2) to provide a growing stream of income over the years. The Fund’s secondary objective is to provide growth of capital.

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

Each Fund’s Board of Trustees (the “Board”) may change this objective or the Fund’s principal investment strategies without a shareholder vote. Each Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to a Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

In addition, in the section “What Are Each Fund’s Principal Investment Strategies?” of the Funds’ prospectus, the first line of the paragraph relating to “Moderate Growth Fund” is hereby deleted and replaced with the following sentence:

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of growth.

* * *

RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund) – Investor Class and Class L Shares – Prospectus – Investment Objective and Principal Strategies

The section “What is the Fund’s Investment Objective?” in the Fund’s prospectus for Investor Class and Class L shares is hereby deleted and replaced in its entirety with the following:

What is the Fund’s Investment Objective?

• The RiverFront Global Growth Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

The Fund’s Board of Trustees (the “Board”) may change this objective or the Fund’s principal investment strategies without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to the Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

* * *

All Funds – Class A, Class C and Class I Shares – Prospectus – Prior Performance of Similar Accounts Managed by RiverFront Investment Group, LLC

With respect to the data for “RiverFront Investment Group / Asset Allocation: Long-Term Growth,” the year over year performance table is hereby deleted and replaced with the following table:

Year	Total Return Net of Fees %	Total Return Pure Gross of Fees *%	Baseline Benchmark Return **%	Number of Portfolios	Dispersion %	Total Composite Assets End of Period ($ millions)	Total Firm Assets End of Period ($ millions)
10/03-12/03	13.16	13.54*	14.52%	62	N/A	23.870	325.29
2004	13.48	15.05*	15.75%	513	1.12	184.471	1157.6
2005	12.53	14.13*	11.37%	1433	0.83	553.564	3153.53
2006	14.23	15.87*	21.53%	2781	1.44	930.043	4665.65
2007	8.76	10.36*	12.18%	3745	0.75	1276.459	7442.44
2008	-36.55	-35.68*	-41.85%	116	N/A	32.362	376.86
2009	25.85	28.34*	35.41%	665	1.31	263.543	1453.91
2010	11.86	13.63*	13.21%	856	0.65	366.929	2503.92

** Baseline benchmark return is the MSCI ACWI.

In addition, the “Average Annual Total Return” table for the “RiverFront Investment Group / Asset Allocation: Long-Term Growth” is hereby deleted and replaced with the following table:

Average Annual Total Returns (for periods ended December 31, 2010)

	One Year	Five Year	Since Inception (October 1, 2003)
Return Before Taxes (Net of Fees)	13.53%	3.69%	8.34%

MSCI ACWI*	13.21%	3.98%	8.40%
S&P 500 Index	15.06%	2.29%	5.37%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	4.97%
MSCI EAFE Index	8.21%	2.94%	8.96%
Barclays Capital 1-3 Month U.S. Treasury Bill Index	0.13%	2.31%	2.20%

* The MSCI ACWI is replacing the S&P 500 Index as the primary index because it better reflects the portfolio.  The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

* * *

With respect to the data for “RiverFront Investment Group / Asset Allocation: Moderate Growth,” the year over year performance table is hereby deleted and replaced with the following table:

Year	Total Return Net of Fees %	Total Return Pure Gross of Fees *%	Baseline Benchmark Return **%	Number of Portfolios	Dispersion %	Total Composite Assets End of Period ($ millions)	Total Firm Assets End of Period ($ millions)
10/03-12/03	11.37	11.73*	14.52%	48	N/A	22.420	325.29
2004	11.41	12.95*	15.75%	550	0.77	225.895	1157.6
2005	9.41	11.02*	11.37%	2004	0.79	879.370	3153.53
2006	12.64	14.31*	21.53%	3365	0.94	1393.878	4665.65
2007	8.21	9.81*	12.18%	4265	0.63	1876.450	7442.44
2008	-31.41	-30.48*	-41.85%	122	N/A	39.720	376.86
2009	23.76	26.19*	35.41%	748	1.12	306.065	1453.91
2010	10.54	12.43*	13.21%	976	0.54	383.795	2503.92

** Baseline benchmark return is the MSCI ACWI.

In addition, the “Average Annual Total Return” table for the “RiverFront Investment Group / Asset Allocation: Moderate Growth” is hereby deleted and replaced with the following table:

Average Annual Total Returns (for periods ended December 31, 2010)

	One Year	Five Year	Since Inception (October 1, 2003)
Return Before Taxes (Net of Fees)	12.37%	4.37%	7.90%

MSCI ACWI*	13.21%	3.98%	8.40%
S&P 500 Index	15.06%	2.29%	5.37%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	4.97%
MSCI EAFE Index	8.21%	2.94%	8.96%
Barclays Capital 1-3 Month U.S. Treasury Bill Index	0.13%	2.31%	2.20%

* The MSCI ACWI is replacing the S&P 500 Index as the primary index because it better reflects the portfolio.  The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

* * *

With respect to the data for “RiverFront Investment Group / Asset Allocation: Long-Term Growth & Income,” the year over year performance table is hereby deleted and replaced with the following table:

Year	Total Return Net of Fees %	Total Return Pure Gross of Fees *%	Baseline Benchmark Return **%	Number of Portfolios	Dispersion %	Total Composite Assets End of Period ($ millions)	Total Firm Assets End of Period ($ millions)
ITD 12/09	29.74	30.28*	35.31%	49	N/A	17.315	1453.91
2010	12.40	14.04*	13.21%	174	0.52	72.696	2503.92

** Baseline benchmark return is the MSCI ACWI.

In addition, the “Average Annual Total Return” table for the “RiverFront Investment Group / Asset Allocation: Long-Term Growth & Income” is hereby deleted and replaced with the following table:

Average Annual Total Returns (for periods ended December 31, 2010)

	One Year	Since Inception (May 1, 2009)
Return Before Taxes (Net of Fees)	14.04%	26.83%

MSCI ACWI*	13.21%	29.07%
S&P 500 Index	15.06%	27.15%
Barclays Capital U.S. Aggregate Bond Index	6.54%	7.15%
MSCI EAFE Index	8.21%	26.15%
Barclays Capital 1-3 Month U.S. Treasury Bill Index	0.13%	0.13%

* The MSCI ACWI is replacing the S&P 500 Index as the primary index because it better reflects the portfolio.  The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

* * *

With respect to the data for “RiverFront Investment Group / Asset Allocation: Moderate Growth & Income,” the year over year performance table is hereby deleted and replaced with the following table:

Year	Total Return Net of Fees %	Total Return Pure Gross of Fees *%	Baseline Benchmark Return **%	Number of Portfolios	Dispersion %	Total Composite Assets End of Period ($ millions)	Total Firm Assets End of Period ($ millions)
10/03-12/03	10.00	10.37*	14.52%	159	N/A	44.679	325.29
2004	12.50	14.04*	15.75%	1608	0.77	346.690	1157.6
2005	1.85	3.22*	11.37%	4096	0.97	919.627	3153.53
2006	12.44	13.94*	21.53%	3576	0.92	831.576	4665.65
2007	3.66	5.16*	12.18%	4296	0.59	1060.202	7442.44
2008	-19.89	-18.79*	-41.85%	44	N/A	20.518	376.86
2009	20.42	22.79*	35.41%	938	0.63	413.774	1453.91
2010	7.13	8.79*	13.21%	1879	0.48	823.284	2503.92

** Baseline benchmark return is the MSCI ACWI.

In addition, the “Average Annual Total Return” table for the “RiverFront Investment Group / Asset Allocation: Moderate Growth & Income” is hereby deleted and replaced with the following table:

Average Annual Total Returns (for periods ended December 31, 2010)

	One Year	Five Year	Since Inception (October 1, 2003)
Return Before Taxes (Net of Fees)	8.72%	5.37%	7.48%

MSCI ACWI*	13.21%	3.98%	8.40%
S&P 500 Index	15.06%	2.29%	5.37%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	4.97%
MSCI EAFE Index	8.21%	2.94%	8.96%
Barclays Capital 1-3 Month U.S. Treasury Bill Index	0.13%	2.31%	2.20%

* The MSCI ACWI is being added as a secondary index.  The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

* * *

RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund) – Investor Class and Class L Shares – Prospectus – Prior Performance of Similar Accounts Managed by RiverFront Investment Group, LLC

With respect to the data for “RiverFront Investment Group / Asset Allocation: Long-Term Growth,” the year over year performance table is hereby deleted and replaced with the following table:

Year	Total Return Net of Fees %	Total Return Pure Gross of Fees *%	Baseline Benchmark Return **%	Number of Portfolios	Dispersion %	Total Composite Assets End of Period ($ millions)	Total Firm Assets End of Period ($ millions)
10/03-12/03	13.16	13.54*	14.52%	62	N/A	23.870	325.29
2004	13.48	15.05*	15.75%	513	1.12	184.471	1157.6
2005	12.53	14.13*	11.37%	1433	.83	553.564	3153.53
2006	14.23	15.87*	21.53%	2781	1.44	930.043	4665.65
2007	8.76	10.36*	12.18%	3745	.75	1276.459	7442.44
2008	-36.55	-35.68*	-41.85%	116	N/A	32.362	376.86
2009	25.85	28.34*	35.41%	665	1.31	263.543	1453.91
2010	13.63	11.86*	13.21%	856	0.65	366.929	2503.92

** Baseline benchmark return is the MSCI ACWI.

In addition, the “Average Annual Total Return” table for the “RiverFront Investment Group / Asset Allocation: Long-Term Growth” is hereby deleted and replaced with the following table:

Average Annual Total Returns

(for periods ended December 31, 2010)

	One Year	Five Year	Since Inception (October 1, 2003)
Return Before Taxes (Net of Fees)	13.53%	3.69%	8.34%

MSCI ACWI*	13.21%	3.98%	8.40%
S&P 500 Index	15.06%	2.29%	5.37%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	4.97%
MSCI EAFE Index	8.21%	2.94%	8.96%
Barclays Capital 1-3 Month U.S. Treasury Bill Index	0.13%	2.31%	2.20%

* The MSCI ACWI is replacing the S&P 500 Index as the primary index because it better reflects the portfolio.  The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

* * *

All Funds – Statement of Additional Information

The fifth, sixth, seventh and eight bullet points under the section “What Are the Funds’ Investment Objectives?” in the Funds’ Statement of Additional Information are hereby deleted and replaced in their entirety with the following:

• The RiverFront  Global Growth Fund seeks to achieve long term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

• The RiverFront  Global Allocation Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

Total investment return means the combination of capital appreciation and investment income.

• The RiverFront Dynamic Equity Income Fund seeks to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceeds the average yield on global stocks generally.

• The RiverFront Moderate Growth & Income Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks in general and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

In addition, the paragraph relating to “RiverFront Moderate Growth Fund” in the section “What Are Each Fund’s Principal Investment Strategies?” of the Statement of Additional Information is hereby deleted and replaced in its entirety by the following:

RiverFront Global Allocation Fund

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of growth. The Fund’s portfolio is built around a long-term strategic allocation which allocates the Fund’s investments to large cap stocks, small and mid cap stocks, international securities (including emerging markets), and bonds. The Fund will normally be invested in 80% equity securities (including common stock and ETFs) and 20% fixed income securities (including corporate debt and ETFs). The fixed-income securities may be of any quality or duration. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE